Long-term debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total Gross Debt	$ 33,727	$ 45,065
Current portion	14,660	14,108
Long-term portion	19,067	30,957
Other Bank Financing
Debt Instrument [Line Items]
Total Gross Debt	374	531
Capital lease obligations
Debt Instrument [Line Items]
Total Gross Debt	1,613	1,655
Term loan facilities
Debt Instrument [Line Items]
Total Gross Debt	$ 31,740	$ 42,879